Risk management and financial instruments (FV on recurring and nonrecurring basis) (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Total assets		$ 2.4
Current liabilities:
Total liabilities	$ (116.7)	(258.4)
Level 1
Current assets:
Total assets		0.0
Current liabilities:
Total liabilities	0.0	0.0
Level 2
Current assets:
Total assets		2.4
Current liabilities:
Total liabilities	(116.7)	(258.4)
Level 3
Current assets:
Total assets		0.0
Current liabilities:
Total liabilities	0.0	0.0
Interest Rate Swap
Current assets:
Derivative instruments - Interest rate swap contracts (related party)		2.4
Current liabilities:
Derivative instruments - Interest rate swap contracts	(29.0)	(55.2)
Related party deferred and contingent consideration	(87.7)	(203.2)
Interest Rate Swap | Level 1
Current assets:
Derivative instruments - Interest rate swap contracts (related party)		0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	0.0	0.0
Related party deferred and contingent consideration	0.0	0.0
Interest Rate Swap | Level 2
Current assets:
Derivative instruments - Interest rate swap contracts (related party)		2.4
Current liabilities:
Derivative instruments - Interest rate swap contracts	(29.0)	(55.2)
Related party deferred and contingent consideration	(87.7)	(203.2)
Interest Rate Swap | Level 3
Current assets:
Derivative instruments - Interest rate swap contracts (related party)		0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	0.0	0.0
Related party deferred and contingent consideration	$ 0.0	$ 0.0